Future Minimum Lease Payments Required Under Noncancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2013
Schedule of Operating Leases [Line Items]
2014	¥ 28,523
2015	20,337
2016	17,578
2017	10,046
2018	6,400
Thereafter	13,180
Total future minimum lease payments	¥ 96,064